Average Annual Total Returns - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - FidelityAdvisorDiversifiedStockFund-AMCIZPRO - Fidelity Advisor Diversified Stock Fund	Nov. 29, 2023
Fidelity Advisor Diversified Stock Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(24.67%)
Past 5 years	8.11%
Past 10 years	11.09%
Fidelity Advisor Diversified Stock Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(26.16%)
Past 5 years	5.85%
Past 10 years	9.18%
Fidelity Advisor Diversified Stock Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.55%)
Past 5 years	6.24%
Past 10 years	8.84%
Fidelity Advisor Diversified Stock Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	(21.50%)
Past 5 years	8.42%
Past 10 years	10.92%
Fidelity Advisor Diversified Stock Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(23.15%)
Past 5 years	8.24%
Past 10 years	10.92%
Fidelity Advisor Diversified Stock Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	(19.91%)
Past 5 years	9.62%
Past 10 years	11.97%
Fidelity Advisor Diversified Stock Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	(19.82%)
Past 5 years	9.76%
Since Inception	10.64%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%

[1]	AFrom August 13, 2013.